Property, plant and equipment - Book Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Owned assets	$ 3,075,198	$ 3,052,060
Right-of-use assets	610,951	624,996
Total	$ 3,686,149	$ 3,677,056